Business Combination (Tables)	12 Months Ended
Mar. 31, 2024
Business Combination, Asset Acquisition, and Joint Venture Formation [Abstract]
Schedule of Allocation of Purchase Price

The allocation of the purchase price is as follows:

Amount
USD
Fair value of total consideration transferred:
Equity instrument (2.9 million common shares issued)	4,640,000
Less: Cash acquired from business combination	(50,427)
Subtotal:	4,589,573
Recognized amounts of identifiable assets acquired and liability assumed:
Current assets	17,152
Intangible asset - computer software copyrights	175,854
Current liabilities	(140,581)
Deferred tax liabilities	(43,964)
Total identifiable net assets	8,461
Goodwill*	4,581,112

*	The goodwill generated from the expected synergies from the cooperation of promoting the national pilot project of Education Certificate and Several Vocational Skill Level Certificates. Jisen Information develops trading simulators, invests in cloud education curriculum system and customized data analysis platform. Jisen Information’s cloud education technology architecture system provides important complement to Company’s existing technology platform. With Jisen Information’s research and develop ability, the Company expects to lower the cost in platform construction and maintenance.

Schedule of Changes in Carrying Amount of Goodwill

Changes in the carrying amount of goodwill as of March 31, 2024 were as follows:

				Foreign currency	Balance as of
	Balance as of			translation	March 31,
	March 31, 2023	Additions	Impairment	adjustments	2024
Jisen Information	4,306,579	—	(4,171,039)	(135,540)	—
Total	4,306,579	—	(4,171,039)	(135,540)	—